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www.dechert.com

CATHERINE FAUVER

catherine.fauver@dechert.com

+1 617 728 7190 Direct

+1 617 275 8374 Fax

March 4, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 137 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on February 27, 2024.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 617-728-7190.

Sincerely,

/s/ Catherine Fauver
Catherine Fauver